Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (411,471)	$ (417,443)	$ (360,513)